Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefit [Member]
Net prior service credit arising from period, net of taxes	$ 0	$ 0	$ 394
Amortization of net prior service cost (credit) included in net income, net of taxes	(10)	(10)	67
Total recognized in other comprehensive (income) loss (net of tax)	(10)	(10)	461
Postretirement Benefit [Member]
Net prior service credit arising from period, net of taxes	1,134	459	1,863
Amortization of net prior service cost (credit) included in net income, net of taxes	(430)	(388)	(223)
Total recognized in other comprehensive (income) loss (net of tax)	704	71	1,640
Supplemental Retirement Plans [Member]
Net prior service credit arising from period, net of taxes	6	(5)	(5)
Amortization of net prior service cost (credit) included in net income, net of taxes	1	(2)	(3)
Total recognized in other comprehensive (income) loss (net of tax)	$ 7	$ (7)	$ (8)